811-22704

20 Broad Street
New York, NY 10005

NYSE REGULATION

December 2, 2013

Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re:	Cambria ETF Trust	
	CIK:	0001529390
	Filer Number:	001-35910
	Filing:	8-A12B
	Filed:	11/27/2013

To whom this may concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Cambria Foreign Shareholder Yield ETF

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance

0001529390

13015569